Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
General and administrative expenses	$ 333,827	$ 270,256	$ 419,611	$ 603,471	$ 604,083	$ 1,023,082	$ 1,569,710	$ 991,868
Provision for franchise tax expense	(16,400)	50,000	50,000	(6,338)	33,600	43,662	143,662	183,956
Total operating expenses	(317,427)	(320,256)	(469,611)	(597,133)	(637,683)	(1,066,744)	(1,713,372)	(1,175,824)
OTHER INCOME (LOSS)
Income on cash and investments held in Trust Account	34,237	32,099	344,645	342,667	66,336	687,312	1,285,520	3,090,407
Tax penalties and interest	(133,677)	(163,662)		(2,356)	(297,339)	(2,356)	(121,630)	(11,888)
Interest expense	(451,629)	(285,197)	(43,602)	(33,395)	(736,826)	(76,997)	(188,203)	(57,255)
Change in fair value of warrant liabilities	(18,525)	(1,539)	(14,820)	(11,799)	(20,064)	(26,619)	(855)	4,389
Total other income, net	(569,594)	(418,299)	286,223	295,117	(987,893)	581,340	974,832	3,025,653
(Loss) income before provision for income taxes	(887,021)	(738,555)	(183,388)	(302,016)	(1,625,576)	(485,404)	(738,540)	1,849,829
Provision for income taxes	(6,875)		(33,797)	(73,291)	(6,875)	(107,088)	(239,905)	(529,505)
NET (LOSS) INCOME	$ (893,896)	$ (738,555)	$ (217,185)	$ (375,307)	$ (1,632,451)	$ (592,492)	$ (978,445)	$ 1,320,324
Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding Common stock - non-redeemable	218,965	277,511	2,562,567	2,562,567	248,076	2,562,567	2,425,214	5,755,364
Diluted weighted average shares outstanding Common stock - non-redeemable	218,965	277,511	2,562,567	2,562,567	248,076	2,562,567	2,425,214	5,755,364
Basic net loss per share, Common stock - non-redeemable (as restated)	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Non Redeemable Common Stock [Member]
OTHER INCOME (LOSS)
Basic weighted average shares outstanding Common stock - non-redeemable	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Diluted weighted average shares outstanding Common stock - non-redeemable	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000	3,445,000
Basic net loss per share, Common stock - non-redeemable (as restated)	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)